Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	Provident Mutual Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000796227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 05, 2012
Provident Mutual Funds, Inc. (Prospectus Summary) | Provident Mutual Funds, Inc. | Provident Trust Strategy Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PROVX